Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2017	Oct. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	ENERGY RESOURCES 12, L.P.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,805,075
Amendment Flag	false
Entity Central Index Key	0001696088
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3